Form N-CSR Cover	12 Months Ended
Jul. 31, 2024
Shareholder Report [Line Items]
Document Type	N-CSR/A
Amendment Flag	true
Amendment Description	This N-CSR filing is amended to reflect comments discussed with the Securities and Exchange Commission on December 4, 2024.
Registrant Name	INTEGRITY FUNDS
Entity Central Index Key	0000893730
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024